Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer, Excluding Assessed Tax	$ 645.0	$ 720.6	$ 715.2
Revenues	660.5	743.7	747.3
RTO Revenue	44.0	43.5	43.1
RTO Capacity Revenue	4.2	6.2	7.9
Contract with Customer, Asset, before Allowance for Credit Loss	70.1	65.1
Five Year Senior Unsecured Notes At 4125 Maturing on July12025
Make Whole Premium	30.8
Extinguishment of Debt, Amount	380.0
Utility [Member]
Revenues	652.1	735.4	738.7
RTO Revenue	44.0	43.5	43.1
RTO Capacity Revenue	4.2	6.2	7.8
Corporate, Non-Segment [Member]
Revenues	12.9	12.6	12.4
RTO Revenue	0.0	0.0	0.0
RTO Capacity Revenue	0.0	0.0	0.1
Consolidation, Eliminations [Member]
Revenues	(4.5)	(4.3)	(3.8)
RTO Revenue	0.0	0.0	0.0
RTO Capacity Revenue	0.0	0.0	0.0
Wholesale Revenue [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	10.1	16.2	29.9
Wholesale Revenue [Member] | Utility [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	11.0	17.2	29.9
Wholesale Revenue [Member] | Corporate, Non-Segment [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	0.0	0.0	0.0
Wholesale Revenue [Member] | Consolidation, Eliminations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	(0.9)	(1.0)	0.0
Other Revenues [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	9.3	9.4	9.5
Other non-606 revenue	6.5	1.1	0.0
Other Revenues [Member] | Utility [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	0.0	0.0	0.0
Other non-606 revenue	6.5	1.2	0.0
Other Revenues [Member] | Corporate, Non-Segment [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	9.3	9.4	9.5
Other non-606 revenue	3.6	3.2	2.8
Other Revenues [Member] | Consolidation, Eliminations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	0.0	0.0	0.0
Other non-606 revenue	(3.6)	(3.3)	(2.8)
Retail Revenue [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	577.4	645.3	624.8
Other non-606 revenue	9.0	22.0	32.1
Retail Revenue [Member] | Residential Revenue [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	362.3	403.5	404.0
Retail Revenue [Member] | Commercial Revenue [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	114.6	130.3	118.9
Retail Revenue [Member] | Industrial Revenue [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	51.2	55.3	48.9
Retail Revenue [Member] | Governmental Revenue [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	36.6	42.4	39.8
Retail Revenue [Member] | Other Revenues [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	12.7	13.8	13.2
Retail Revenue [Member] | Utility [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	577.4	645.3	625.8
Other non-606 revenue	9.0	22.0	32.1
Retail Revenue [Member] | Utility [Member] | Residential Revenue [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	362.3	403.5	404.0
Retail Revenue [Member] | Utility [Member] | Commercial Revenue [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	114.6	130.3	118.9
Retail Revenue [Member] | Utility [Member] | Industrial Revenue [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	51.2	55.3	48.9
Retail Revenue [Member] | Utility [Member] | Governmental Revenue [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	36.6	42.4	40.8
Retail Revenue [Member] | Utility [Member] | Other Revenues [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	12.7	13.8	13.2
Retail Revenue [Member] | Corporate, Non-Segment [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	0.0	0.0	0.0
Other non-606 revenue	0.0	0.0	0.0
Retail Revenue [Member] | Corporate, Non-Segment [Member] | Residential Revenue [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	0.0	0.0	0.0
Retail Revenue [Member] | Corporate, Non-Segment [Member] | Commercial Revenue [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	0.0	0.0	0.0
Retail Revenue [Member] | Corporate, Non-Segment [Member] | Industrial Revenue [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	0.0	0.0	0.0
Retail Revenue [Member] | Corporate, Non-Segment [Member] | Governmental Revenue [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	0.0	0.0	0.0
Retail Revenue [Member] | Corporate, Non-Segment [Member] | Other Revenues [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	0.0	0.0	0.0
Retail Revenue [Member] | Consolidation, Eliminations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	0.0	0.0	(1.0)
Other non-606 revenue	0.0	0.0	0.0
Retail Revenue [Member] | Consolidation, Eliminations [Member] | Residential Revenue [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	0.0	0.0	0.0
Retail Revenue [Member] | Consolidation, Eliminations [Member] | Commercial Revenue [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	0.0	0.0	0.0
Retail Revenue [Member] | Consolidation, Eliminations [Member] | Industrial Revenue [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	0.0	0.0	0.0
Retail Revenue [Member] | Consolidation, Eliminations [Member] | Governmental Revenue [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	0.0	0.0	(1.0)
Retail Revenue [Member] | Consolidation, Eliminations [Member] | Other Revenues [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 0.0	$ 0.0	$ 0.0